Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 1,438	$ 1,300
Defined benefit liability	737	645
Gold and silver certificates	114	95
Brokers' client accounts	4,940	3,829
Derivative collateral payable	3,823	4,118
Negotiable instruments	991	930
Accrued employee compensation and benefits	2,281	2,303
Accounts payable and accrued expenses	2,062	2,138
Other	2,645	2,865
Total	$ 19,031	$ 18,223